INCOME TAXES (Details - Effective Income Tax Rate)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Statutory U.S. tax rate	34.00%	34.00%
Less: valuation allowance	(34.00%)	(34.00%)
Effective income tax rate	0.00%	0.00%